CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenues	€ 86,676	€ 108,187	€ 110,412
Cost of revenues	75,962	93,164	95,011
Selling, general and other costs	5,501	6,455	7,318
Research and development costs	2,979	3,612	3,051
Result from investments:	179	209	235
Share of the profit of equity method investees	184	208	240
Other income from investments	(5)	1	(5)
Gains on disposal of investments	4	15	0
Restructuring costs	73	154	103
Net financial expenses	988	1,005	1,056
Profit before taxes	1,356	4,021	4,108
Tax expense	1,332	1,321	778
Net profit from continuing operations	24	2,700	3,330
Profit from discontinued operations, net of tax	0	3,930	302
Net profit	24	6,630	3,632
Net profit attributable to:
Owners of the parent	29	6,622	3,608
Non-controlling interests	(5)	8	24
Net profit/(loss) from continuing operations attributable to:
Net profit from continuing operations attributable to owners of the parent	29	2,694	3,323
Non-controlling interests	€ (5)	€ 6	€ 7
Earnings per share [abstract]
Basic earnings per share (in EUR per share)	€ 0.02	€ 4.23	€ 2.33
Diluted earnings per share (in EUR per share)	0.02	4.22	2.30
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	0.02	1.72	2.15
Diluted earnings per share (in EUR per share)	€ 0.02	€ 1.71	€ 2.12